Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summarized Operating Lease Obligations	The following table summarizes our lease obligations at December 31, 2018:
LEASE COMMITMENTS
Years ended December 31,	Operating Lease
2019	$120,898
2020	103,254
Total minimum lease payments	$224,152